SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Additional Information) (Details) - USD ($)	1 Months Ended		12 Months Ended
	Feb. 28, 2015	May. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Basis of presentation
Working capital			$ (186,600,000)
Cash and cash equivalents			14,490,011	$ 7,068,483	$ 7,831,084	$ 6,679,024
Short-term bank borrowings, including current portion of long-term bank borrowings			123,936,995	159,803,876
Capital commitments relating to purchases of property, plant and equipment			15,500,000
Bank accepted note facilities			$ 22,600,000
Consecutive years in which net income and positive cash flow from operations generated			2 years
Amounts due from related parties			$ 284,633	9,986,968
Current portion of long-term debt			51,576,265	69,360,869
Follow-on equity offering, net of issuance costs	$ 28,000,000	$ 54,600,000	27,996,959	54,624,447
Net income			13,047,584	16,649,176	(221,090,508)
Cash flow from operations			66,426,213	45,619,729	(16,525,817)
Restricted cash
Restricted cash			19,062,714	22,169,236
Inventories
Inventory write-down			62,422	175,568	29,905,734
Prepaid land use rights
Lease Expenses			595,716	$ 628,052	781,706
Impairment of long-lived assets
Long-lived asset impairment			1,622,588		158,424,827
Shipping and handling
Shipping and handling costs			2,708,962	$ 2,054,786	1,901,384
Government subsidies
Unrestricted cash government subsidies			3,578,865	926,173	5,249,788
Government grants related to assets			690,889	113,735	1,172,160
Foreign currency translation
Aggregate amount of cash and cash equivalents and restricted cash denominated in RMB			30,891,550	$ 24,356,970
Noncontrolling interest
Noncontrolling interest			1,302,027
Treasury Stock
Share repurchase program, authorized amount					$ 5,000,000
Purchase price of treasury stock			1,350,164
Daqo Group [Member]
Basis of presentation
Capital commitments relating to purchases of property, plant and equipment			$ 46,400,000
Amounts due from related parties				$ 5,110,085
Common Stock Outstanding [Member]
Basis of presentation
Follow-on equity offering, net of issuance costs			$ 3,850	$ 5,000
Net income
Treasury Stock
Number of shares repurchased			2,356,900